Accrued expenses, deferred revenue and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued expenses, deferred revenue and other liabilities
Schedule of non-current liabilities

EURm	2017	2016
Advance payments and deferred revenue(1)	2 204	1 171
Discounted non-interest-bearing liabilities(2)	690	23
Salaries, wages and social charges	59	138
Other	33	121
Total	2 986	1 453

Schedule of current liabilities

EURm	2017	2016
Advance payments and deferred revenue(1)	3 513	3 178
Salaries, wages and social charges	1 551	1 576
VAT and other indirect taxes	453	362
Other	1 149	1 296
Total	6 666	6 412

(1)

Non-current deferred revenue includes EUR 924 million (EUR 1 080 million in 2016) and current deferred revenue includes EUR 155 million (EUR 155 million in 2016) prepayment relating to a ten-year mutual patent license agreement with Microsoft.

(2)

Includes EUR 672 million financial liability related to the conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. Refer to Note 33, Significant partly-owned subsidiaries.